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STEPHEN T. COHEN +1 202 261 3304 Direct +1 202 261 3024 Fax

June 29, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Lord Asset Management Trust

(File Nos. 33-75138 and 811-8348)

Ladies and Gentlemen:

On behalf of Lord Asset Management Trust (the “Trust”), attached for filing via the EDGAR system pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), is post-effective amendment No. 30 to the Trust’s registration statement on Form N-1A.

This filing is being made for the purpose of redesignating the existing share classes of the separate investment series (the “Funds”) of the Trust as “Investor Class” shares and registering “Class A,” “Class C” and “Class I” shares for the Thomas White International Fund and the Thomas White Emerging Markets Fund. In addition, the filing reflects other changes to the registration statement, including: (i) new fees and expenses of the Funds; (ii) new administrative and service agreements; (iii) the adoption of a new service and distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended; (iv) the adoption of a new administrative services plan; and (v) the adoption of a new business management agreement.

No fee is required in connection with this filing. Should you have any questions regarding this filing, please contact the undersigned at 202.261.3304 or Patrick W.D. Turley at 202.261.3364.

Sincerely,

/s/ Stephen T. Cohen

Stephen T. Cohen

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